LOANS TO THIRD PARTIES (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	¥ 250,452,064	$ 34,311,792	¥ 208,928,370
Less: Long term portion	(18,500,000)	(2,534,490)	0
Loans to third parties	¥ 231,952,064	$ 31,777,302	¥ 208,928,370